Schedule of weighted-average remaining lease terms and discount rates (Details)	Mar. 31, 2026	Mar. 31, 2025
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
Weighted average remaining lease term (years)	2 years 11 months 12 days	3 years 10 months 9 days
Weighted average discount rate	7.04%	7.02%